Loans receivable, net	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Loans receivable, net

4. Loans receivable, net

Loans receivable originated and retained by the Group consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB

Loans	1,341,938	4,384,088
Credit loss allowance for loans receivable	(214,550)	(226,467)
Loans receivable, net	1,127,388	4,157,621

As of December 31, 2023 and 2024, the entire loans receivable balance represents the outstanding loans made to the borrowers from consolidated trusts and subsidiaries of the Group. As part of the Group’s efforts to develop new product offerings, a series of trusts were established and administrated by third-party trust companies. These trusts make loans solely to borrowers referred by the Group to provide returns to the trust beneficiaries. As such, the Group has power to direct the activities of the trusts. In addition, the Group has the obligation to absorb losses or the right to receive residual benefits from certain trusts that could potentially be significant to these trusts. As a result, the Group is considered the primary beneficiary of the trusts and their assets, liabilities, results of operations and cash flows are consolidated accordingly.

The following table sets forth the activity in the allowance for loan losses for the years ended December 31, 2022, 2023 and 2024.

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

Beginning balance	427,873	294,355	214,550
Provision for loans receivable	415,902	586,843	320,013
Current period write off	(549,420)	(666,648)	(308,096)
Ending balance	294,355	214,550	226,467

FINVOLUTION GROUP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share data, or otherwise noted)

4. Loans receivable, net (continued)

The Group evaluates expected credit losses of loans receivable on a collective basis based on the type of borrowers and delinquency pattern. Credit quality indicators are updated quarterly, and the credit quality of any given customer can change during the life of the portfolio. The following table presents loans receivable based on type of borrowers and delinquency as of December 31, 2023 and December 31, 2024:

	1-89 days past due	90-119 days past due	120-149 days past due	150-179 days past due	Total past due	Current	Total loans receivable
December 31, 2023
New borrowers	17,546	1,668	581	304	20,099	303,028	323,127
Repeat borrowers	44,358	6,270	6,317	4,040	60,985	957,826	1,018,811
Total	61,904	7,938	6,898	4,344	81,084	1,260,854	1,341,938

December 31, 2024
New borrowers	23,755	1,422	1,501	1,427	28,105	537,047	565,152
Repeat borrowers	54,461	4,645	3,687	3,702	66,495	3,752,441	3,818,936
Total	78,216	6,067	5,188	5,129	94,600	4,289,488	4,384,088

As the average tenor of loans facilitated on domestic and overseas platform are around 8.3 months and 92.2 days, respectively, substantially all of the loans receivable balance as of December 31, 2024 are originated in 2024.

As of December 31, 2023 and 2024, loans receivable amounting to RMB19,180 and RMB 16,384 were past due for 90 days or more with no interest accrued. Interest income for non-accrual loans receivable is recognized on a cash basis. For the years ended December 31, 2022, 2023 and 2024, interest income earned from non-accrual loans receivable were not material.

Management performs a quarterly evaluation of the adequacy of credit loss allowance for loans receivable based on expectations of lifetime credit losses based on historical default experience, known or inherent risks in the portfolio, current economic conditions and macroeconomic forecasts as well as other factors surrounding the credit risk of borrowers. When forecasting macroeconomic factors, management primarily considered gross domestic product, consumer price index and other pertinent factors such as money supply wherein M1 money supply was determined to be the most relevant to the Group’s business. The allowance is calculated at portfolio-level since the loan portfolio is typically of smaller balance homogenous loans and is collectively evaluated for impairment.

FINVOLUTION GROUP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share data, or otherwise noted)